Interest in Associates (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Share of Net Assets in Associates

	2016	2017
Share of net assets	32,248	33,233

Summary of Particulars of Material Associate

The following list contains the particulars of material associate, which is unlisted corporate entity whose quoted market price is not available:

Name	Form of business structure	Place of incorporation and business	Proportion of ownership interest held by a subsidiary	Paid up capital	Principal activities
Tower Company	Incorporated	The PRC	28.1%	RMB 129,344,615,024	Construction, maintenance and operation of communications towers in the PRC (Note 41.2)

China Tower Corporation Limited [member]
Summary of Financial Information of Material Associate

Summarized financial information of the material associate, adjusted for any differences in accounting policies, and reconciled to the carrying amount in the consolidated financial statements, are disclosed below:

	Tower Company
	2016	2017
Current assets	39,565	30,517
Non-current assets	272,103	292,126
Current liabilities	(171,568)	(150,438)
Non-current liabilities	(14,548)	(44,710)
Equity	(125,552)	(127,495)
Revenue	54,474	68,665
(Loss)/income for the year	(575)	1,943
Total comprehensive income for the year	(575)	1,943
Reconciled to the Group’s interest in the associate:
Net assets of the associate	125,552	127,495
Group’s effective interest	28.1%	28.1%

	35,280	35,826
Adjustment for the remaining balance of the deferred gain from the Group’s Tower Assets Disposal	(3,145)	(2,784)

Carrying amount in the consolidated financial statements	32,135	33,042